AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Information Technology – 32.5%
Communications Equipment – 2.6%
Arista Networks, Inc.(a)	4,046,221	$332,882,602
Motorola Solutions, Inc.	725,088	319,321,504

		652,204,106

IT Services – 0.5%
Shopify, Inc. - Class A(a)	1,247,081	118,472,695

Semiconductors & Semiconductor Equipment – 17.7%
Applied Materials, Inc.	1,655,351	249,477,949
ASML Holding NV (REG)(b)	108,375	72,403,170
Astera Labs, Inc.(a)	1,737,319	113,464,304
Broadcom, Inc.	5,038,874	969,832,079
NVIDIA Corp.	18,650,322	2,031,393,072
QUALCOMM, Inc.	2,142,220	318,033,981
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,629,022	271,541,677
Texas Instruments, Inc.	2,173,021	347,792,011

		4,373,938,243

Software – 11.7%
AppLovin Corp. - Class A(a)	526,114	141,687,762
Cadence Design Systems, Inc.(a)	762,838	227,127,386
Manhattan Associates, Inc.(a)	579,531	102,803,004
Microsoft Corp.	4,913,638	1,942,164,556
ServiceNow, Inc.(a)	315,716	301,511,937
Synopsys, Inc.(a)	358,424	164,520,200

		2,879,814,845

		8,024,429,889

Communication Services – 16.2%
Entertainment – 5.4%
Netflix, Inc.(a)	1,175,020	1,329,793,634

Interactive Media & Services – 10.8%
Alphabet, Inc. - Class C	7,807,940	1,256,219,467
Meta Platforms, Inc. - Class A	2,442,733	1,341,060,417
Reddit, Inc. - Class A(a)	706,608	82,369,294

		2,679,649,178

		4,009,442,812

Consumer Discretionary – 14.2%
Automobiles – 0.8%
Ferrari NV(b)	446,540	206,203,241

Broadline Retail – 6.1%
Amazon.com, Inc.(a)	8,108,488	1,495,367,357

Hotels, Restaurants & Leisure – 1.9%
Chipotle Mexican Grill, Inc.(a)	8,204,947	414,513,922
Texas Roadhouse, Inc.	359,780	59,709,089

		474,223,011

Company	Shares	U.S. $ Value

Specialty Retail – 3.7%
Home Depot, Inc. (The)	1,746,491	$629,592,541
Tractor Supply Co.	5,690,382	288,047,137

		917,639,678

Textiles, Apparel & Luxury Goods – 1.7%
Lululemon Athletica, Inc.(a)	971,746	263,119,665
On Holding AG - Class A(a)	3,394,076	163,288,996

		426,408,661

		3,519,841,948

Health Care – 13.5%
Biotechnology – 1.7%
Genmab A/S (Sponsored ADR)(a)	4,102,116	86,759,753
Vertex Pharmaceuticals, Inc.(a)	639,886	326,021,917

		412,781,670

Health Care Equipment & Supplies – 2.9%
Intuitive Surgical, Inc.(a)	947,047	488,486,843
Stryker Corp.	601,460	224,897,923

		713,384,766

Health Care Providers & Services – 2.0%
McKesson Corp.	286,880	204,485,195
UnitedHealth Group, Inc.	712,438	293,125,491

		497,610,686

Health Care Technology – 1.2%
Veeva Systems, Inc. - Class A(a)	1,261,779	294,865,135

Life Sciences Tools & Services – 1.6%
Mettler-Toledo International, Inc.(a)	166,860	178,635,310
Waters Corp.(a)	624,075	217,009,600

		395,644,910

Pharmaceuticals – 4.1%
Eli Lilly & Co.	946,056	850,457,041
Zoetis, Inc.	1,057,300	165,361,720

		1,015,818,761

		3,330,105,928

Financials – 7.7%
Capital Markets – 1.6%
Cboe Global Markets, Inc.	1,800,031	399,246,876

Financial Services – 5.1%
Visa, Inc. - Class A	3,659,277	1,264,280,203

Insurance – 1.0%
Progressive Corp. (The)	890,771	250,965,822

		1,914,492,901

Company	Shares	U.S. $ Value

Industrials – 6.9%
Aerospace & Defense – 0.7%
Axon Enterprise, Inc.(a)	282,328	$173,151,763

Building Products – 1.7%
Otis Worldwide Corp.	3,354,668	322,953,888
Trex Co., Inc.(a) (b)	1,951,681	112,846,196

		435,800,084

Commercial Services & Supplies – 1.9%
Copart, Inc.(a)	7,623,443	465,258,726

Ground Transportation – 0.5%
Saia, Inc.(a) (b)	559,666	136,558,504

Professional Services – 1.6%
Verisk Analytics, Inc.	1,304,114	386,578,513

Trading Companies & Distributors – 0.5%
United Rentals, Inc.	190,796	120,478,134

		1,717,825,724

Consumer Staples – 6.0%
Beverages – 2.9%
Celsius Holdings, Inc.(a) (b)	3,515,881	122,915,200
Monster Beverage Corp.(a)	9,884,827	594,275,799

		717,190,999

Consumer Staples Distribution & Retail – 3.1%
Costco Wholesale Corp.	759,813	755,634,028

		1,472,825,027

Materials – 1.5%
Chemicals – 1.5%
Sherwin-Williams Co. (The)	1,035,586	365,479,011

Total Common Stocks (cost $14,131,902,690)		24,354,443,240

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $300,377)	294,487	743,580

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(e) (f) (g) (cost $340,643,597)	340,643,597	340,643,597

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $14,472,846,664)		24,695,830,417

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(e) (f) (g) (cost $64,756,350)	64,756,350	$64,756,350

Total Investments – 100.1% (cost $14,537,603,014)(h)		24,760,586,767
Other assets less liabilities – (0.1)%		(32,561,330)

Net Assets – 100.0%		$24,728,025,437

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)

As of April 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,781,410,784 and gross unrealized depreciation of investments was $(558,427,031), resulting in net unrealized appreciation of $10,222,983,753.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Large Cap Growth Fund, Inc.

April 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$24,354,443,240	$—	$—	$24,354,443,240
Rights	—	—	743,580	743,580
Short-Term Investments	340,643,597	—	—	340,643,597
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	64,756,350	—	—	64,756,350

Total Investments in Securities	24,759,843,187	—	743,580	24,760,586,767
Other Financial Instruments(b)	—	—	—	—

Total	$24,759,843,187	$—	$743,580	$24,760,586,767

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2025 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$374,305	$3,555,682	$3,589,343	$340,644	$9,712
AB Government Money Market Portfolio*	108	376,624	311,976	64,756	202
Total	$374,413	$3,932,306	$3,901,319	$405,400	$9,914

*	Investments of cash collateral for securities lending transactions.